Average Annual Total Returns - Victory RS Select Growth Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Since Inception		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2500™ Growth Index (reflects no deduction for fees, expenses or taxes.) 10 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	25.56%	14.03%	12.83%	21.02%	9.92%	10.36%	18.21%	10.21%	10.01%	31.20%	14.49%	12.59%	32.57%	14.83%	12.87%	33.65%			18.02%	[1]	33.57%	15.69%	13.81%	40.47%	18.68%	15.00%	34.63%	16.36%	13.48%

[1]	Inception date of Class R6 is November 15, 2016.